Fair Value Measurements (Details) - Schedule of fair value measurements - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 334,718	$ 389,705
Held-to-maturity investments:
Held-to-maturity investments	296,621	237,772
Total Assets	631,339	627,477
Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments	116,634	37,948
State and municipal bonds [Member]
Held-to-maturity investments:
Held-to-maturity investments	15,784
Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments	164,203	49,829
Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments		149,995
Level I [Member]
Assets
Cash and cash equivalents	334,718	389,705
Held-to-maturity investments:
Total Assets	334,718	389,705
Level I [Member] | Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level I [Member] | State and municipal bonds [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level I [Member] | Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level I [Member] | Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level II [Member]
Assets
Cash and cash equivalents
Held-to-maturity investments:
Total Assets	296,621	237,772
Level II [Member] | Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments	116,634	37,948
Level II [Member] | State and municipal bonds [Member]
Held-to-maturity investments:
Held-to-maturity investments	15,784
Level II [Member] | Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments	164,203	49,829
Level II [Member] | Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments		149,995
Level III [Member]
Assets
Cash and cash equivalents
Held-to-maturity investments:
Total Assets
Level III [Member] | Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level III [Member] | State and municipal bonds [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level III [Member] | Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level III [Member] | Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments